Real Estate Loans Receivable	12 Months Ended
Dec. 31, 2011
Real Estate Loans Receivable [Abstract]
Real Estate Loans Receivable

6. Real Estate Loans Receivable

     The following is a summary of our real estate loans receivable (in thousands):

	December 31,
	2011	2010
Mortgage loans	$63,934	$109,283
Other real estate loans	228,573	327,297
Totals	$292,507	$436,580

The following is a summary of our real estate loan activity for the periods presented (in thousands):

	Year Ended
	December 31, 2011			December 31, 2010			December 31, 2009
	Seniors			Seniors			Seniors
	Housing	Medical		Housing	Medical		Housing	Medical
	Triple-net	Facilities	Totals	Triple-net	Facilities	Totals	Triple-net	Facilities	Totals
Advances on real estate loans receivable:
Investments in new loans	$18,541	$0	$18,541	$9,742	$41,644	$51,386	$20,036	$0	$20,036
Draws on existing loans	29,752	3,184	32,936	46,113	1,236	47,349	52,910	1,471	54,381
Sub-total	48,293	3,184	51,477	55,855	42,880	98,735	72,946	1,471	74,417
Less: Seller financing on property sales	0	0	0	0	(1,470)	(1,470)	0	0	0
Net cash advances on real estate loans	48,293	3,184	51,477	55,855	41,410	97,265	72,946	1,471	74,417
Receipts on real estate loans receivable:
Loan payoffs	162,705	2,943	165,648	5,619	6,233	11,852	61,659	32,197	93,856
Principal payments on loans	17,856	5,307	23,163	24,203	7,440	31,643	15,890	2,033	17,923
Total receipts on real estate loans	180,561	8,250	188,811	29,822	13,673	43,495	77,549	34,230	111,779
Net advances (receipts) on real estate loans	$(132,268)	$(5,066)	$(137,334)	$26,033	$27,737	$53,770	$(4,603)	$(32,759)	$(37,362)

The following is a summary of the allowance for losses on loans receivable for the periods presented (in thousands):

	Year Ended December 31,
	2011	2010	2009
Balance at beginning of year	$1,276	$5,183	$7,500
Provision for loan losses	2,010	29,684	23,261
Charge-offs	(3,286)	(33,591)	(25,578)
Balance at end of year	$-	$1,276	$5,183

As a result of our quarterly evaluations, we recorded $2,010,000 of provision for loan losses during the year ended December 31, 2011. This amount includes the write-off of a loan in the amount of $3,286,000 related to a hospital in Texas. This was offset by a net reduction of the allowance balance by $1,276,000, resulting in an allowance for loan losses of $0 relating to real estate loans with outstanding balances of $6,244,000, all of which were on non-accrual status at December 31, 2011.

The following is a summary of our loan impairments (in thousands):

	Year Ended December 31,
	2011	2010	2009
Balance of impaired loans at end of year	$6,244	$9,691	$67,126
Allowance for loan losses	-	1,276	5,183
Balance of impaired loans not reserved	$6,244	$8,415	$61,943
Average impaired loans for the year	$7,968	$38,409	$69,948
Interest recognized on impaired loans(1)	-	103	530

(1) Represents interest recognized prior to placement on non-accrual status.